Schedule of Restricted Stock Units Activity (Details) - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FG Group Holdings Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock unit non vested, beginning balance		169,500
Number of restricted stock units, granted			541,039	120,829
Weighted Average Grant Date Fair Value, Granted			$ 1.95	$ 2.40
Number of restricted stock unit non vested, ending balance			169,500
Strong Global Entertainment Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock unit non vested, beginning balance		174,000,000
Weighted average grant date fair value, beginning balance		$ 3.52
Number of restricted stock units, granted			369,000,000
Weighted Average Grant Date Fair Value, Granted			$ 3.77
Number of Non-vested Units, Vested			(195,000,000)
Weighted Average Grant Date Fair Value, Vested			$ 3.99
Number of restricted stock units, share forfeited		(25,000,000)
Weighted average grant date fair value, share forfeited		$ 3.11
Number of restricted stock unit non vested, ending balance		149,000,000	174,000,000
Weighted average grant date fair value, ending balance		$ 3.58	$ 3.52
Number of restricted stock units, share vested			195,000,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock unit non vested, beginning balance		1,472,147
Weighted average grant date fair value, beginning balance		$ 2.31
Number of restricted stock units, granted		700,000
Weighted Average Grant Date Fair Value, Granted		$ 1.31
Number of Non-vested Units, Vested		(1,209,143)
Weighted Average Grant Date Fair Value, Vested	[1]	$ 1.94
Number of restricted stock units, share forfeited
Weighted average grant date fair value, share forfeited
Number of restricted stock unit non vested, ending balance		962,734	1,472,147
Weighted average grant date fair value, ending balance		$ 2.04	$ 2.31
Number of restricted stock units, share vested		1,209,143
Restricted Stock Units (RSUs) [Member] | FG Group Holdings Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock unit non vested, beginning balance		451,039	206,934
Weighted average grant date fair value, beginning balance		$ 1.96	$ 2.06
Number of restricted stock units, granted			541,039
Weighted Average Grant Date Fair Value, Granted			$ 1.95
Number of Non-vested Units, Vested			(256,934)
Weighted Average Grant Date Fair Value, Vested	[1]		$ 2.04
Number of restricted stock units, share forfeited			(40,000)
Weighted average grant date fair value, share forfeited			$ 1.96
Number of restricted stock unit non vested, ending balance			451,039	206,934
Weighted average grant date fair value, ending balance			$ 1.96	$ 2.06
Number of restricted stock units, share vested			256,934

[1]	As of April 2024, the Digital Ignition Building Loan was paid in full in connection with the sale of Digital Ignition.